Tax	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Tax	Tax
Accounting for income taxes
The Barclays Bank Group applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offsetting against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.
Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised. Deferred tax liabilities are recognised for all taxable temporary differences except from the initial recognition of goodwill. Deferred tax is not recognised where the temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.
The Barclays Bank Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Barclays Bank Group’s tax returns. The Barclays Bank Group accounts for provisions in respect of uncertain tax positions in two different ways.
A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Barclays Bank Group ultimately expects to pay the tax authority to resolve the position. The accrual of interest and penalty amounts in respect of uncertain income tax positions is recognised as an expense within profit before tax.
Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.
The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. The Barclays Bank Group’s measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position. Where a number of issues are expected to be reviewed and resolved together, the Barclays Bank Group will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.
Critical accounting estimates and judgements
There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions; and secondly, the recognition and measurement of deferred tax assets.
The Barclays Bank Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year.  The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant.  It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.
Deferred tax assets have been recognised based on business profit forecasts. Details on the recognition of deferred tax assets are provided in this note.

	2021	2020	2019
	£m	£m	£m
Current tax charge/(credit)
Current year	954	993	327
Adjustments in respect of prior years	393	3	(50)
	1,347	996	277
Deferred tax (credit)/charge
Current year	(179)	(563)	157
Adjustments in respect of prior years	(288)	191	(102)
	(467)	(372)	55
Tax charge	880	624	332
The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2021	2021	2020	2020	2019	2019
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	5,638		3,075		3,112
Tax charge based on the standard UK corporation tax rate of 19% (2020: 19%, 2019: 19%)	1,071	19.0%	584	19.0%	593	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 24.0% (2020: 25.0% , 2019: 26.0%))	281	5.0%	183	6.0%	217	7.0%

Recurring items:
Non-creditable taxes including withholding taxes	124	2.2%	107	3.4%	146	4.7%
Adjustments in respect of prior years	105	1.9%	194	6.3%	(152)	(4.9%)
Non-deductible expenses	61	1.1%	28	0.9%	34	1.1%
Impact of UK bank levy being non-deductible	25	0.4%	48	1.6%	35	1.1%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25	0.4%	25	0.8%	15	0.5%
Tax adjustments in respect of share-based payments	(5)	(0.1%)	14	0.5%	(7)	(0.2%)
Banking surcharge and other items	(48)	(0.8%)	(70)	(2.3%)	(103)	(3.3%)
Tax relief on payments made under AT1 instruments	(113)	(2.0%)	(124)	(4.0%)	(121)	(3.9%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(140)	(2.5%)	(123)	(4.0%)	(85)	(2.7%)
Non-taxable gains and income	(309)	(5.5%)	(200)	(6.5%)	(240)	(7.7%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	(218)	(3.9%)	(43)	(1.4%)	—	—
Non-deductible provisions for UK customer redress	21	0.4%	7	0.2%	—	—
Non-deductible provisions for investigations and litigation	—	—	(6)	(0.2%)	—	—
Total tax charge	880	15.6%	624	20.3%	332	10.7%
Factors driving the effective tax rate
The effective tax rate of 15.6% is lower than the UK corporation tax rate of 19% primarily due to the impact of non-taxable gains and income, adjustments for the remeasurement of UK deferred tax assets as a result of the enactment in 2021 of an increase in the UK corporation tax rate to 25% from 1 April 2023, the use of unrecognised tax losses in the period and tax relief on payments made under AT1 instruments. These factors, which have each decreased the effective tax rate, are partially offset by profits earned outside the UK being taxed at local statutory tax rates that are higher than the UK tax rate and non-creditable taxes.
The Barclays Bank Group’s future tax charge will be sensitive to the geographic mix of profits earned, the tax rates in force and changes to the tax rules in the jurisdictions that the Barclays Bank Group operates in. In its Budget held in October 2021, the UK Government announced that the banking surcharge rate will be reduced from 8% to 3% from 1 April 2023. This reduction in the banking surcharge rate was substantively enacted on 2 February 2022 and is a non-adjusting post balance sheet event. If the reduction in the banking surcharge rate had been substantively enacted at the balance sheet date then this would have resulted in the Barclays Bank Group’s UK deferred tax assets being remeasured and decreasing with a tax charge in the income statement of £183m and tax credit within other comprehensive income of £122m.
In October 2021, the OECD and G20 Inclusive Framework on Base Erosion and Profit Shifting announced plans to introduce a global minimum tax rate of 15% from 2023. The model rules, which set out the scope of and the mechanism for calculating the global minimum tax, were released by the OECD on 20 December 2021. The Barclays Bank Group is reviewing the model rules and awaiting the OECD’s anticipated publication of further guidance, as well as new legislation expected to be released by governments implementing this new tax regime, and will assess the potential impact of new legislation during 2022.
In the USA, a proposed Build Back Better Act has been passed by the House of Representatives but has not been passed by the Senate and at this time it is uncertain whether the Act will progress further. The proposed Act passed by the House of Representatives included proposals to implement material changes to international tax provisions, including amendments to the Base Erosion and Anti-Abuse Tax and the imposition of an alternative minimum tax based on accounting profits. It is unclear at this time whether any of these proposals could have a significant impact on the Barclays Bank Group if enacted. The Barclays Bank Group will continue to monitor developments and assess the potential impact of any future legislative changes ultimately enacted.
Tax in the consolidated statement of comprehensive income
Tax relating to each component of other comprehensive income can be found in the consolidated statement of comprehensive income which includes within Other a tax credit of £nil (2020: £3m). The total amount recognised in relation to the remeasurement of UK deferred tax through other comprehensive income was a £148m charge (2020: £49m).
Tax included directly in equity
Tax included directly in equity comprises a £38m credit (2020: £14m) relating to share-based payments and deductible costs on issuing other equity instruments.
Deferred tax assets and liabilities
The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group
	2021	2020
	£m	£m
US Intermediate Holding Company Tax Group ("IHC Tax Group")	1,004	1,001
US Branch Tax Group	1,002	1,048
UK Tax Group	576	—
Other (outside the UK and US tax groups)	399	503
Deferred tax asset	2,981	2,552
Deferred tax liability	(6)	(225)
Net deferred tax	2,975	2,327
US deferred tax assets in the IHC and the US Branch Tax Groups
The deferred tax asset in the IHC Tax Group of £1,004m (2020: £1,001m) includes £1m (2020: £nil) relating to tax losses, with the balance relating to temporary differences. The deferred tax asset in Barclays Bank PLC’s US Branch Tax Group of £1,002m (2020: £1,048m) relates entirely to temporary differences.
In relation to the IHC Tax Group, these temporary differences include £301m (2020: £330m) arising from New York State and City prior net operating loss conversion which can be carried forward and will expire in 2034. Business profit forecasts indicate these amounts will be fully recovered before expiry.
UK Tax Group deferred tax assets and liabilities
The net deferred tax asset in the UK Tax Group of £576m (2020: £225m liability) includes a deferred tax asset of £1,074m (2020: £541m) relating to tax losses which is offset by a deferred tax liability of £498m (2020: £766m) relating to temporary differences. There is no time limit on utilisation of UK tax losses and business profit forecasts indicate these losses will be fully recovered.
Other deferred tax assets (outside the UK and US tax groups)
The deferred tax asset of £399m (2020: £503m) in other entities within the Barclays Bank Group includes £121m (2020: £170m) relating to tax losses. These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that those deferred tax assets will be fully recovered.
Of the deferred tax asset of £399m (2020: £503m), an amount of £9m (2020: £8m) relates to entities which have suffered a loss in either the current or prior year and the utilisation of which is dependent upon future taxable profits. This has been taken into account in reaching the above conclusion that these deferred tax assets will be fully recovered in the future.
The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Barclays Bank Group
	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Other provisions	Share based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	659	—	—	30	455	139	317	1,377	711	3,688
Liabilities	(33)	(21)	(441)	(826)	—	—	—	(40)	—	(1,361)
As at 1 January 2021	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327
Income statement	14	(6)	—	1	38	3	(13)	(55)	485	467
Other comprehensive income and reserves	—	170	750	(855)	—	—	20	97	—	182
Other movements	8	1	—	—	(12)	—	3	(1)	—	(1)
	648	144	309	(1,650)	481	142	327	1,378	1,196	2,975
Assets	678	144	309	24	481	142	327	1,418	1,196	4,719
Liabilities	(30)	—	—	(1,674)	—	—	—	(40)	—	(1,744)
As at 31 December 2021	648	144	309	(1,650)	481	142	327	1,378	1,196	2,975

Assets	719	110	—	31	284	127	305	1,329	523	3,428
Liabilities	(29)	(18)	(139)	(640)	—	—	—	(222)	—	(1,048)
As at 1 January 2020	690	92	(139)	(609)	284	127	305	1,107	523	2,380
Income statement	(39)	—	—	—	164	18	15	23	191	372
Other comprehensive income and reserves	—	(112)	(291)	(191)	—	—	3	238	—	(353)
Other movements	(25)	(1)	(11)	4	7	(6)	(6)	(31)	(3)	(72)
	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327
Assets	659	—	—	30	455	139	317	1,377	711	3,688
Liabilities	(33)	(21)	(441)	(826)	—	—	—	(40)	—	(1,361)
As at 31 December 2020	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327
Other movements include the impact of changes in foreign exchange rates as well as deferred tax amounts relating to acquisitions and disposals.
The amount of deferred tax asset expected to be recovered after more than 12 months for the Barclays Bank Group is £4,328m (2020: £3,356m). The amount of deferred tax liability expected to be settled after more than 12 months for the Barclays Bank Group is £1,740m (2020: £1,359m). These amounts are before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.
Unrecognised deferred tax
Tax losses and temporary differences
The Barclays Bank Group has deferred tax assets not recognised in respect of gross deductible temporary differences of £110m (2020: £123m), unused tax credits of £283m (2020: £236m), and gross tax losses of £22,496m (2020: £19,953m). The tax losses include capital losses of £3,642m (2020: £2,987m). Of these tax losses, £63m (2020: £139m) expire within five years, £370m (2020: £236m) expire within six to ten years, £10,529m (2020: £7,271m) expire within 11 to 20 years and £11,534m (2020: £12,307m) can be carried forward indefinitely. Deferred tax assets have not been recognised in respect of these items because it is not probable that future taxable profits and gains will be available against which they can be utilised.
Barclays Bank Group investments in subsidiaries, branches and associates
Deferred tax is not recognised in respect of the value of Barclays Bank Group's investments in subsidiaries, branches and associates where the Barclays Bank Group is able to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future. The aggregate amount of these temporary differences for which deferred tax liabilities have not been recognised was £0.9bn (2020: £0.8bn).